PRINCIPAL ACCOUNTING POLICIES - Goodwill and Intangible Assets, Impairment of Long-Lived Assets Other Than Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Principal accounting policies
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Impairment of intangible assets	0	0	0
Impairment of long-lived assets recognized	¥ 0	¥ 0	¥ 0
Customer relationships
Principal accounting policies
Estimated useful lives	5 years
Acquired training licenses
Principal accounting policies
Estimated useful lives	6 years
Minimum | Computer software
Principal accounting policies
Estimated useful lives	2 years
Minimum | Technology
Principal accounting policies
Estimated useful lives	5 years
Minimum | Trade names
Principal accounting policies
Estimated useful lives	10 years
Minimum | Acquired training and other licenses
Principal accounting policies
Estimated useful lives	5 years
Maximum | Computer software
Principal accounting policies
Estimated useful lives	10 years
Maximum | Technology
Principal accounting policies
Estimated useful lives	10 years
Maximum | Trade names
Principal accounting policies
Estimated useful lives	20 years
Maximum | Acquired training and other licenses
Principal accounting policies
Estimated useful lives	10 years